Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' equity
Schedule of subscribed and paid-in capital stock

	December 31, 2021
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	340,345,556	Ps.	262,447
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(3,942,131)		(3,040)
	386,169,425	Ps.	297,782

	December 31, 2020
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	340,345,556	Ps.	262,447
Series BB Class I	49,766,000		38,375
	390,111,556	Ps.	300,822

	December 31, 2019
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	344,004,973	Ps.	265,269
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(2,470,158)		(1,905)
	391,300,815	Ps.	301,739